Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 03, 2024
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios 5
CIK	dei_EntityCentralIndexKey	0001090155
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 03, 2024
Document Effective Date	dei_DocumentEffectiveDate	Dec. 10, 2024
Prospectus Date	rr_ProspectusDate	Dec. 10, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PGIM Target Date 2070 Fund | R1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDALX
PGIM Target Date 2070 Fund | R2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDAMX
PGIM Target Date 2070 Fund | R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDANX
PGIM Target Date 2070 Fund | R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDAOX
PGIM Target Date 2070 Fund | R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDAQX
PGIM Target Date 2070 Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDAUX